Stockholders' Equity Transactions (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued		50,931,813		47,620,406	32,867,028	542,856
Common stock, shares outstanding		50,931,813		47,620,406	32,867,028	27,060,561
Common stock issuable		6,433,034		6,423,708	0
Shares issued that were owed (in shares)		6,433,034		6,423,708		542,856
Shares issued for compensation	900,000		900,000		600,000
Shares issued for compensation, value	$ 189,000		$ 189,000		$ 306,000
Stock Issued During Period, Value Upon Conversion		40,000			1,090,902
Stock issued upon conversion		1,305,034			4,363,611
Common stock conversion, price per					$ 0.25
Common stock, shares authorized		200,000,000		200,000,000	200,000,000
Warrants issued in shares				3,003,104	200,000
Warrants exercise price					$ 0.40
Number of shares in each unit					1
Number of warrant in each unit					1
Exercise price					$ 0.40
Warrant outstanding		3,207,766		3,203,104
Weighted average exercise price		$ 0.0343		$ 0.03440
Units Issued During Period, Units					200,000
Units Issued During Period, Value					50,000
Stock Issued During Period, Shares, Issued for Services					100,000
Shares issued for services				0	51,000
Commitment fee		150,000
Restricted common stock issued for commitment fee		1,764,706
Stock Issued During Period, Shares, Issued for Cash		241,667
Stock Issued During Period, Value, Issued for Cash		14,500
Warrants issued					200,000
Hanover Holdings I, LLC Purchase Agreement [Member]
Common stock committment amount		5,000,000
Commitment fee		150,000
Percent of Total Commitment under the Purchase Agreement		3.00%
Restricted common stock issued for commitment fee		1,764,706
Per share amount		$ 0.085
Attorney's fees and expenses		15,000
Purchase price percentage of shares if not delivered under the Purchase Agreement		2.00%
Ownership interest of company's common stock		4.99%
Notes Payable and Accrued Interest [Member]
Stock Issued During Period, Amount of Debt Settlement				212,628
Stock Issued During Period, Amount of Debt Settlement, Shares				850,509
ASYM Purchase Agreement [Member]
Common stock, shares issued		4,662
Warrant exercise, price per share		$ 0.01
Anti-dilution provisions [Member]
Common stock authorized value				832,083
Common stock, shares authorized				6,006,208
Convertible debt and accrued interest [Member]
Stock Issued During Period, Value Upon Conversion				3,163,218
Stock issued upon conversion				12,652,869
Accounts Payable
Common stock unissued amount				417,500
Stock Issued During Period, Amount of Debt Settlement				$ 239,469
Stock Issued During Period, Amount of Debt Settlement, Shares				767,500
Minimum [Member]
Warrants exercise price				$ 0.010
Maximum [Member] | Hanover Holdings I, LLC Purchase Agreement [Member]
Draw Down Ntoice average daily trading volume		300.00%